Cover Page	Jul. 26, 2021	Jul. 22, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	Freeport-McMoRan Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11307-01
Entity Tax Identification Number	74-2480931
Entity Address, Address Line One	333 North Central Avenue
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code			602
Local Phone Number			366-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FCX
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0000831259
Amendment Flag	false